Leases (Tables)	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Schedule of maturity of operating lease liability
Maturity of Lease Liability	Operating Lease
2019	$1,320,442
2020	1,177,261
2021	1,202,496
2022	1,294,781
2023	1,343,668
After 2024	2,529,735
Total lease payments	8,868,383
Less: Interest	(1,824,219)
Total	$7,044,164